Segment Information - Summary of Non-current Assets by Country (Details) - Property Plant And Equipment And Right Of Use Assets - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Operating Segments [Line Items]
Non-current assets	$ 601,550	$ 668,096
Sweden
Disclosure Of Operating Segments [Line Items]
Non-current assets	108,073	122,488
US
Disclosure Of Operating Segments [Line Items]
Non-current assets	130,295	262,538
Great Britain
Disclosure Of Operating Segments [Line Items]
Non-current assets	186,759	119,973
China
Disclosure Of Operating Segments [Line Items]
Non-current assets	122,495	101,082
Singapore
Disclosure Of Operating Segments [Line Items]
Non-current assets	29,944	36,182
Other
Disclosure Of Operating Segments [Line Items]
Non-current assets	$ 23,984	$ 25,833